Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	Years Ended December 31,
	2020	2019
	(in thousands)
Current tax expense (benefit):
Federal	$-	$-
State	-	-

Total current tax expense	$-	$-

Deferred tax expense (benefit):
Federal	$(8,952)	$(2,788)
State	(291)	-
Valuation allowance	9,243	2,788

Total deferred tax expense (benefit)	$-	$-

Schedule of deferred taxes
	Years Ended December 31,
	2020	2019
	(in thousands)
Deferred tax assets:
Federal net operating loss carryforwards	$17,265	$9,083
State net operating loss carryforwards	984	825
Operating lease obligation	1,009	1,209
R&D tax credit	481	-
Other	224	-
Property and equipment, net	29	-
Total deferred tax assets	19,992	11,117

Deferred tax liabilities:
Operating lease right of use asset, net	854	1,045
Intangible assets, net	70	90
Property and equipment, net	-	18
Other	-	139
Total deferred tax liabilities	924	1,292

Total net deferred tax assets (liabilities)	19,068	9,825

Less valuation allowance	(19,068)	(9,825)

Net deferred tax assets (liabilities)	$-	$-

Schedule of reconciliation of taxes at federal statutory rate to provision for income taxes
	Years Ended December 31,
	2020 as restated	2019
	(in thousands)
Provision at statutory rate of 21%	$68,069	$(2,964)
Non-deductible convertible debt interest expense	227	152
Non-deductible gain related to warrant conversions	(76,293)
State tax expense	(158)
Stock options	54	15
Transaction costs	(2,947)	-
Shares issued in connection with Commercial Matters Agreement (see Notes 4, 5, and 15)	2,100	-
Other	(102)	9
R&D tax credit	(193)	-
Change in valuation allowance	9,243	2,788

	$-	$-